Segment and Geographical Information - Additional Information (Details)	12 Months Ended
	Mar. 31, 2019 CAD ($) Customer	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)
Disclosure Of Operating Segments [Line Items]
Revenues	$ 209,478,000	$ 159,290,000	$ 115,818,000
System Integration and Consulting Services
Disclosure Of Operating Segments [Line Items]
Revenues	$ 204,526,000	157,561,000	114,529,000
Number of customers | Customer	2
Customer Two
Disclosure Of Operating Segments [Line Items]
Revenues	$ 52,144,000	$ 50,760,000
Customer Three
Disclosure Of Operating Segments [Line Items]
Revenues			$ 47,884,000